Investment Securities (Debt Securities HTM - Estimated Unrealized Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total securities held-to-maturity, Less than 12 months, Fair Value	$ 65.3
Total securities held-to-maturity, 12 months or greater, Fair Value	68.9	$ 91.4
Total securities held-to-maturity, Less than 12 months, Gross Unrealized Loss	(1.0)
Total securities held-to-maturity, 12 months or greater, Gross Unrealized Loss	(3.2)	(3.7)
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities held-to-maturity, Less than 12 months, Fair Value	62.2
Total securities held-to-maturity, 12 months or greater, Fair Value	40.7	55.1
Total securities held-to-maturity, Less than 12 months, Gross Unrealized Loss	(0.9)
Total securities held-to-maturity, 12 months or greater, Gross Unrealized Loss	(1.7)	(1.9)
State And Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Total securities held-to-maturity, Less than 12 months, Fair Value	3.1
Total securities held-to-maturity, 12 months or greater, Fair Value	28.2	36.3
Total securities held-to-maturity, Less than 12 months, Gross Unrealized Loss	(0.1)
Total securities held-to-maturity, 12 months or greater, Gross Unrealized Loss	$ (1.5)	$ (1.8)